Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of defined benefit plans [line items]
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 1,902	$ 2,128	$ 2,010	$ 4,030	$ 4,082
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	63		48	125	96
Net interest (income) expense on net defined benefit (asset) liability			(4)		(9)
Past service cost (income)					(5)
Administrative expenses	1		1	2	2
Benefits expense	64		45	127	84
Canada and Quebec pension plan expense	29		26	53	47
Defined contribution expense	37		36	98	90
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	130		107	278	221
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	3		3	6	5
Net interest (income) expense on net defined benefit (asset) liability	8		9	16	19
Benefits expense	11		12	22	24
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 11		$ 12	$ 22	$ 24